Disclosure of detailed information about other investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Change in fair value	$ (7,837)	$ 1,665
Disposals	0	(426)
Total	109,603	115,133
Fair value through profit or loss [Member]
Statements Line Items
Balance - January 1	8,092	10,935
Acquisitions	3,093	9,662
Exercise of warrants	0	(14,170)
Change in fair value	(7,837)	1,665
Balance - December 31	3,348	8,092
Fair value through other comprehensive income [Member]
Statements Line Items
Balance - January 1	106,841	97,274
Acquisitions	14,453	72,719
Exercise of warrants	0	500
Interests on financial assets amortized cost paid in shares	0	12
Transfer From Associates	46,625	0
Change in fair value	(29,773)	6,139
Transfer to associates	(7,048)	0
Disposals	(27,043)	(69,803)
Balance - December 31	104,055	106,841
Amortized cost [Member]
Statements Line Items
Balance - January 1	200	200
Acquisitions	2,000	0
Balance - December 31	$ 2,200	$ 200